Harbor AlphaEdge Small Cap Earners ETF - EBIT Annual Total Returns	12 Months Ended
Dec. 31, 2025
Harbor AlphaEdge Small Cap Earners ETF - EBIT | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	6.86%